One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

+1 617 728 7100 Main

+1 617 426 6567 Fax

www.dechert.com

Michelle Wong

michelle.wong@dechert.com

+1 617 728 7178 Direct

+1 617 275 8405 Fax

August 3, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust, File Nos. 033-17619 and 811-05349 (the “Registrant”) Post-Effective Amendment No. 573 (the “Amendment”) to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the Prospectuses (except for the Prospectus offering the Registrant’s Fixed Income Macro Strategies Fund and Long Short Credit Strategies Fund, which is being filed separately pursuant to Rule 497(c)) that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the Commission on July 29, 2016.

No fees are required in connection with this filing. If you have any questions or comments, please contact the undersigned at 617.728.7178.

Very truly yours,

/s/ Michelle Wong

Michelle Wong